Equity Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Equity Based Compensation
Note 8: Equity Based Compensation
Profits Interests Awards
The issuance of Profits Interests to employees, directors, and other service providers of the Company (“Plan Participants”) is administered at the discretion of ProKidney GP Limited, the general partner of ProKidney (the “General Partner”). Profits Interests allow the Plan Participants to participate in the residual profits of the Company after the distribution of proceeds reach a minimum threshold value. The threshold value is the amount of proceeds that must be distributed to the holders of Class A Units before the Plan Participants can participate in a distribution.
Under the Limited Partnership Agreement, the General Partner determines the terms and conditions of the Profits Interests issued. The threshold value assigned to each grant shall not be less than the fair market value of the Company on the date of grant. Profits Interests awards vest at a rate of 25% on the latter of the first anniversary of employment and the first anniversary of the Acquisition Date with the remaining 75% to vest in increments of 25% on each anniversary following the first anniversary date, ratably over a three or four-year period from the date of grant, in annual installments of 33.3% over the three-year period from the date of grant, or in increments of 6.25% each calendar quarter following the first anniversary date. The Profits Interests are subject to a repurchase option should the plan participant no longer be employed by the Company.
The following table summarizes the activity for the three months ended March 31, 2022, related to the Company’s Class B and
B-1
Units granted as equity awards to its employees, board members and service providers:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested awards outstanding at January 1, 2022	2,460,617	$0.36
Granted	8,498,488	6.03
Vested	(449,486)	0.36
Forfeited	(29,070)	6.03

Unvested awards outstanding at March 31, 2022	10,480,549	$4.94

As of March 31, 2022, the unrecognized compensation expense related to these awards was $50,020,000. The current weighted average remaining period over which the unrecognized compensation expense is expected to be recognized is 3.6 years. The weighted average grant date fair value of the Profits Interests granted during the three months ended March 31, 2022, was $6.03 per
Class B-1
unit. There were no Profits Interests granted during the three months ended March 31, 2021.
As of March 31, 2022, there remain 22,164,559 Class B Units available for issuance. Given that these instruments meet the criteria for being considered profits interests, the Company has recognized no tax benefit related to these awards.
Modification to Profits Interest Awards
On January 17, 2022, the Limited Partnership Agreement was amended and restated to provide that certain qualified distribution events will result in the holders of Profits Interests receiving disproportionate distributions from ProKidney until each such holder’s threshold value has been reduced to zero in order to “catch up” such holder’s distributions to its pro rata share of aggregate cumulative distributions, and once sufficient distributions to a holder of Profits Interests have been made in accordance with the foregoing, the associated Class B Units will automatically be converted into Class A Units.
This amendment constitutes a modification to the Class B Units outstanding as of the date of the modification under the provisions of ASC Topic 718. In connection with the modification of its outstanding share-based compensation awards, the Company will recognize total additional compensation expense of $5,437,000 related to awards granted to its employees. The portion of this additional compensation expense attributable to vested awards of $3,715,000 was recognized immediately upon modification during the three months ended March 31, 2022.
Issuance of Profits Interests to Service Provider
During the three months ended March 31, 2022, the Company issued 2,750,000 fully vested
Class B-1
Units to a third party service provider as payment for research and development services provided in prior periods. The Company had previously recognized expense of $2,502,000 for these services based on the liability related to the services incurred. As the fair value of shares issued to satisfy that obligation was higher than the amount previously expensed, the Company recognized additional research and development expense of $14,080,000 during the three months ended March 31, 2022.
Purchase of
Class B-1
Units
As discussed further in Note 6, certain of the Company’s employees, board members and service providers purchased 6,098,901 of its
Class B-1
Units for total cash proceeds of $5,550,000 during the three months ended March 31, 2022. Since these
Class B-1
Units were fully vested upon purchase and contain no service requirements, the Company immediately recognized the difference between the purchase price and the estimated fair value for these
Class B-1
Units of $31,226,000 as equity-based compensation expense during the three months ended March 31, 2022.
Compensation Expense
During the three months ended March 31, 2022 and 2021, the Company recognized equity-based compensation expense of $52,686,000 and $175,000, respectively.
Compensation expense related to the issuance and purchase of Class B and
B-1
Units is included in research and development and general and administrative expense as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Research and development	$17,367	$—
General and administrative	35,319	175

Total equity-based compensation expense	$52,686	$175

Fair Value Estimate
The Company is privately held with no active public market for its equity instruments. Therefore, for financial reporting purposes, management may periodically determine the estimated per share fair value of the Company’s equity shares (including Profits Interests) using contemporaneous valuations. These contemporaneous valuations are done using methodologies consistent with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, also known as the Practice Aid.
For the Profits Interest Awards granted during the three months ended March 31, 2022, the valuation approach utilized a hybrid method which consists of a combination of an Option Pricing Method (OPM) and a Probability Weighted Expected Return Method (PWERM) approach. Weighting allocations were assigned to the OPM and PWERM methods based upon the expected likelihood of possible future liquidity events, including the Business Combination.
Under the OPM approach, the fair value of the total equity of the Company within each scenario was first estimated using a back-solve method wherein the equity value is derived from a recent transaction in the Company’s own securities, and then the total equity value is allocated to the various components of the capital structure, including the Profits Interests, using an OPM or a waterfall approach based on the specific rights of each of the equity classes. The OPM uses the fair value of the total equity of the Company within a scenario as a starting point and incorporates assumptions made regarding the expected returns and volatilities that are consistent with the expectations of market participants, and distribution of equity values is produced which cover the range of events that an informed market participant might expect. This process creates a range of equity values both between and within scenarios. The fair value measurement is sensitive to changes in the unobservable inputs. Changes in those inputs might result in a higher or lower fair value measurement.
The PWERM approach is a scenario-based analysis that estimates the value per share of common stock based on the probability-weighted present value of expected future equity values for the common stock, under various possible future liquidity event scenarios, including the proposed Business Combination, in light of the rights and preferences of each class and series of stock, including the Profits Interests, discounted for a lack of marketability.
In performing these valuations, management considered all objective and subjective factors that they believed to be relevant, including management’s best estimate of the Company’s business condition, prospects, and operating performance at each valuation date. Within the valuations performed, a range of factors, assumptions, and methodologies were used. The significant factors included trends within the industry, the prices at which the Company sold Class A units, the rights and preferences of the Class A units relative to the Class B units at the time of each measurement date, the results of operations, financial position, status of research and development efforts, stage of development and business strategy, the lack of an active public market for the units, and the likelihood of achieving an exit event in light of prevailing market conditions.
The following reflects the key assumptions used in each of the valuation scenarios:

	OPM	PWERM
Total equity value (in thousands)	$280,400	$1,750,000
Expected volatility of total equity	95%	60%
Discount for lack of market	30%	15%
Expected time to exit event	3.7 years	0.5 years

Note 7: Equity Based Compensation
The issuance of Profits Interests to employees, directors, and other service providers of the Company (“Plan Participants”) is administered at the discretion of ProKidney GP Limited, the general partner of ProKidney (the “General Partner”). Profits Interests allow the Plan Participants to participate in the residual profits of the Company after the distribution of proceeds reach a minimum threshold value. The threshold value is the amount of proceeds that must be distributed to the holders of Class A Units before the Plan Participants can participate in a distribution.
Under the Limited Partnership Agreement, the General Partner determines the terms and conditions of the Profits Interests issued. The threshold value assigned to each grant shall not be less than the fair market value of the Company on the date of grant. Profits Interests awards vest at a rate of 25% on the latter of the first anniversary of employment and the first anniversary of the Acquisition Date with the remaining 75% to vest in increments of 25% on each anniversary following the first anniversary date or in increments of 6.25% each calendar quarter following the first anniversary date. The Profits Interests are subject to a repurchase option should the plan participant no longer be employed by the Company.
Under the Limited Partnership Agreement (prior to its amendment and restatement on January 17, 2022), there are 10,000,000 Class B Units authorized for issuance.
The following table summarizes the activity related to the Company’s Profits Interest awards for the year ended December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Awards outstanding at December 31, 2020	4,402,398	$0.36
Vested	(1,941,781)	0.36

Awards outstanding at December 31, 2021	2,460,617	$0.36

No Class B Units were granted to employees during the year ended December 31, 2021. As of December 31, 2021, 2,232,878 Class B Units remained unissued. Given that these instruments meet the criteria for being considered profits interest, the Company has recognized no tax benefit related to these awards.
During the years ended December 31, 2021 and 2020, respectively, the Company recognized equity-based compensation expense of $699,000 and $730,000.
As of December 31, 2021, the unrecognized compensation expense was $868,000. The current weighted average remaining period over which the unrecognized compensation expense is expected to be recognized is 1.4 years. The weighted average grant date fair value of the Profits Interests granted during the year ended December 31, 2020 was $0.36 per Class B unit.
Fair Value Estimate
The Company is privately held with no active public market for its equity instruments. Therefore, for financial reporting purposes, management may periodically determine the estimated per share fair value of the Company’s equity shares (including Profits Interests) using contemporaneous valuations. These contemporaneous valuations are done using methodologies consistent with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, also known as the Practice Aid.
The valuation approach utilized the Option Pricing Method (OPM), where the fair value of the total equity of the Company within each scenario is first estimated using a back-solve method wherein the equity value is derived from a recent transaction in the Company’s own securities, and then the total equity value is allocated to the various components of the capital structure, including the Profits Interests, using an OPM or a waterfall approach based on the specific rights of each of the equity classes. The OPM uses the fair value of the total equity of the Company within a scenario as a starting point and incorporates assumptions made regarding the expected returns and volatilities that are consistent with the expectations of market participants, and distribution of equity values is produced which cover the range of events that an informed market participant might expect.
This process creates a range of equity values both between and within scenarios. The fair value measurement is sensitive to changes in the unobservable inputs. Changes in those inputs might result in a higher or lower fair value measurement.
In performing these valuations, management considered all objective and subjective factors that they believed to be relevant, including management’s best estimate of the Company business condition, prospects, and operating performance at each valuation date. Within the valuations performed, a range of factors, assumptions, and methodologies were used. The significant factors included trends within the industry, the prices at which the Company sold Class A Units, the rights and preferences of the Class A Units relative to the Class B Units at the time of each measurement date, the results of operations, financial position, status of research and development efforts, stage of development and business strategy, the lack of an active public market for the units, and the likelihood of achieving an exit event in light of prevailing market conditions.
The following reflects the key assumptions used in the OPM valuation:

Total equity value (in thousands)	$78,100
Expected volatility of total equity	80%
Discount for lack of market	30%
Expected time to exit event	3 years